Inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Inventories Abstract
Finished goods	R$ 7,586	R$ 7,164
Semi-finished goods	450	505
Raw materials, production inputs and packaging	3,220	2,480
Maintenance materials	925	934
Advances to suppliers	216	157
Imports in transit	1,291	1,292
Total	R$ 13,688	R$ 12,532